TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information, as supplemented

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Transamerica 60/40 Allocation VP

Effective immediately, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica 60/40 Allocation VP under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Portfolio Managers:

Christopher A. Staples, CFA	Portfolio Manager	since 2018

Kane Cotton, CFA	Portfolio Manager	since 2018

Rufat Garalov, CFA	Portfolio Manager	since 2021

Effective Immediately, the following replaces the information in the Prospectus for “Transamerica 60/40 Allocation VP” under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Investment Manager	Positions Over Past Five Years
Christopher A. Staples, CFA	Transamerica Asset Management, Inc.	Lead Portfolio Manager of the fund since 2018; Employed by Transamerica Asset Management, Inc. since 2004; Senior Vice President and Chief Investment Officer – Advisory Services

Kane Cotton, CFA	Transamerica Asset Management, Inc.	Associate Portfolio Manager of the fund since 2018; Employed by Transamerica Asset Management, Inc. since 2014

Rufat Garalov, CFA	Transamerica Asset Management, Inc.	Associate Portfolio Manager of the fund since 2021; Employed by Transamerica Asset Management, Inc. since 2014

Effective Immediately, the following replaces the information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Transamerica Asset Management Inc. (“TAM”)”:

Transamerica 60/40 Allocation VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Christopher A. Staples, CFA	7	$763 million	9	$89 million	5	$10 million
Kane Cotton, CFA	7	$763 million	9	$89 million	5	$10 million
Rufat Garalov, CFA*	0	$0	0	$0	0	$0
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Christopher A. Staples, CFA	0	$0	0	$0	0	$0
Kane Cotton, CFA	0	$0	0	$0	0	$0
Rufat Garalov, CFA*	0	$0	0	$0	0	$0

*	As of April 30, 2021

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Investors Should Retain this Supplement for Future Reference

May 25, 2021